Loans and Allowance for Credit Losses - Credit Quality (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	$ 214,663	$ 321,352
Year two	210,937	467,922
Year three	389,320	348,589
Year four	287,127	167,176
Year five	140,045	40,673
Prior	89,649	69,913
Revolving Loans Amortized Cost Basis	130,191	121,149
Revolving Loans Converted to Term Loans Amortized Cost Basis	4,228	2,373
Total	1,466,160	1,539,147
Current fiscal year, charge-offs	10	84
Fiscal year before current fiscal year, charge-offs	581	24
Two year before current fiscal year, charge-offs	9	7
Three year before current fiscal year, charge-offs	172	75
Four year before current fiscal year, charge-offs	3	0
Prior, charge-offs	382	424
Revolving loans, charge-offs	1,834	14
Revolving, converted to term loan, charge-offs	0	0
Total charge-offs	2,991	628	$ 637
Pass
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	177,677	300,974
Year two	210,451	450,025
Year three	373,267	328,324
Year four	284,058	165,714
Year five	139,276	40,119
Prior	88,093	66,694
Revolving Loans Amortized Cost Basis	128,312	116,289
Revolving Loans Converted to Term Loans Amortized Cost Basis	3,244	1,074
Total	1,404,378	1,469,213
Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	8,911	16,873
Year two	295	13,751
Year three	6,289	3,180
Year four	2,352	970
Year five	423	419
Prior	1,121	2,489
Revolving Loans Amortized Cost Basis	534	2,698
Revolving Loans Converted to Term Loans Amortized Cost Basis	581	0
Total	20,506	40,380
Special Mention
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	27,271
Year two	0
Year three	5,679
Year four	0
Year five	309
Prior	0
Revolving Loans Amortized Cost Basis	741
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	34,000
Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	0	1,097
Year two	29	3,973
Year three	3,581	15,963
Year four	628	145
Year five	0	45
Prior	98	415
Revolving Loans Amortized Cost Basis	0	323
Revolving Loans Converted to Term Loans Amortized Cost Basis	403	1,299
Total	4,739	23,260
Doubtful
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	0
Year two	0
Year three	0
Year four	0
Year five	0
Prior	0
Revolving Loans Amortized Cost Basis	79
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	79
Non-accrual loans
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	804	2,408
Year two	162	173
Year three	504	1,122
Year four	89	347
Year five	37	90
Prior	337	315
Revolving Loans Amortized Cost Basis	525	1,839
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	2,458	6,294
Commercial, financial, and agricultural
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	23,012	40,634
Year two	21,509	49,441
Year three	34,926	33,180
Year four	25,966	31,567
Year five	26,903	4,784
Prior	4,194	5,304
Revolving Loans Amortized Cost Basis	63,885	59,853
Revolving Loans Converted to Term Loans Amortized Cost Basis	1,934	1,512
Total	202,329	226,275
Current fiscal year, charge-offs	0	0
Fiscal year before current fiscal year, charge-offs	230	1
Two year before current fiscal year, charge-offs	0	0
Three year before current fiscal year, charge-offs	104	0
Four year before current fiscal year, charge-offs	2	0
Prior, charge-offs	106	160
Revolving loans, charge-offs	1,796	0
Revolving, converted to term loan, charge-offs	0	0
Total charge-offs	2,238	161	135
Commercial, financial, and agricultural | Pass
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	22,726	40,103
Year two	21,302	43,082
Year three	30,025	32,812
Year four	25,338	30,965
Year five	26,557	4,774
Prior	3,932	5,022
Revolving Loans Amortized Cost Basis	62,205	55,379
Revolving Loans Converted to Term Loans Amortized Cost Basis	1,531	213
Total	193,616	212,350
Commercial, financial, and agricultural | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	0	1
Year two	120	2,505
Year three	1,473	32
Year four	0	586
Year five	0	3
Prior	262	282
Revolving Loans Amortized Cost Basis	504	2,502
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	2,359	5,911
Commercial, financial, and agricultural | Special Mention
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	0
Year two	0
Year three	0
Year four	0
Year five	309
Prior	0
Revolving Loans Amortized Cost Basis	741
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	1,050
Commercial, financial, and agricultural | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	0	371
Year two	0	3,758
Year three	3,350	19
Year four	628	16
Year five	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	0	323
Revolving Loans Converted to Term Loans Amortized Cost Basis	403	1,299
Total	4,381	5,786
Commercial, financial, and agricultural | Doubtful
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	0
Year two	0
Year three	0
Year four	0
Year five	0
Prior	0
Revolving Loans Amortized Cost Basis	79
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	79
Commercial, financial, and agricultural | Non-accrual loans
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	286	159
Year two	87	96
Year three	78	317
Year four	0	0
Year five	37	7
Prior	0	0
Revolving Loans Amortized Cost Basis	356	1,649
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	844	2,228
Real Estate Construction - Residential
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	16,822	40,279
Year two	13,808	17,259
Year three	601	634
Year four	617	175
Year five	165	0
Prior	0	0
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	33	0
Total	32,046	58,347
Current fiscal year, charge-offs	0	0
Fiscal year before current fiscal year, charge-offs	0	0
Two year before current fiscal year, charge-offs	0	0
Three year before current fiscal year, charge-offs	0	0
Four year before current fiscal year, charge-offs	0	0
Prior, charge-offs	0	0
Revolving loans, charge-offs	0	0
Revolving, converted to term loan, charge-offs	0	0
Total charge-offs	0	0	0
Real Estate Construction - Residential | Pass
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	16,368	39,847
Year two	13,808	17,259
Year three	601	634
Year four	617	175
Year five	165	0
Prior	0	0
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	33	0
Total	31,592	57,915
Real Estate Construction - Residential | Non-accrual loans
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	454	432
Year two	0	0
Year three	0	0
Year four	0	0
Year five	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	454	432
Real Estate Construction - Commercial
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	50,653	50,685
Year two	7,210	53,075
Year three	10,437	24,371
Year four	3,828	1,040
Year five	622	31
Prior	613	804
Revolving Loans Amortized Cost Basis	7,072	290
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	80,435	130,296
Current fiscal year, charge-offs	0	0
Fiscal year before current fiscal year, charge-offs	0	0
Two year before current fiscal year, charge-offs	0	0
Three year before current fiscal year, charge-offs	0	0
Four year before current fiscal year, charge-offs	0	0
Prior, charge-offs	0	0
Revolving loans, charge-offs	0	0
Revolving, converted to term loan, charge-offs	0	0
Total charge-offs	0	0	0
Real Estate Construction - Commercial | Pass
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	49,742	49,041
Year two	7,057	53,058
Year three	10,424	24,371
Year four	3,828	1,040
Year five	622	31
Prior	564	735
Revolving Loans Amortized Cost Basis	7,072	187
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	79,309	128,463
Real Estate Construction - Commercial | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	911	934
Year two	124	17
Year three	13	0
Year four	0	0
Year five	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	0	103
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	1,048	1,054
Real Estate Construction - Commercial | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	0	710
Year two	29	0
Year three	0	0
Year four	0	0
Year five	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	29	710
Real Estate Construction - Commercial | Non-accrual loans
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	0	0
Year two	0	0
Year three	0	0
Year four	0	0
Year five	0	0
Prior	49	69
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	49	69
Real Estate Mortgage - Residential
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	35,707	65,667
Year two	46,795	121,704
Year three	116,394	63,502
Year four	49,999	48,441
Year five	42,459	7,313
Prior	24,491	20,875
Revolving Loans Amortized Cost Basis	44,347	44,687
Revolving Loans Converted to Term Loans Amortized Cost Basis	1,543	202
Total	361,735	372,391
Current fiscal year, charge-offs	0	0
Fiscal year before current fiscal year, charge-offs	0	0
Two year before current fiscal year, charge-offs	0	0
Three year before current fiscal year, charge-offs	0	75
Four year before current fiscal year, charge-offs	0	0
Prior, charge-offs	14	0
Revolving loans, charge-offs	37	13
Revolving, converted to term loan, charge-offs	0	0
Total charge-offs	51	88	0
Real Estate Mortgage - Residential | Pass
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	30,005	65,472
Year two	46,795	121,430
Year three	115,928	62,998
Year four	49,519	47,884
Year five	42,036	7,242
Prior	23,440	19,193
Revolving Loans Amortized Cost Basis	44,148	44,574
Revolving Loans Converted to Term Loans Amortized Cost Basis	1,543	202
Total	353,414	368,995
Real Estate Mortgage - Residential | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	5,702	179
Year two	0	251
Year three	40	411
Year four	391	293
Year five	423	71
Prior	675	1,310
Revolving Loans Amortized Cost Basis	30	23
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	7,261	2,538
Real Estate Mortgage - Residential | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	0	16
Year two	0	0
Year three	0	0
Year four	0	129
Year five	0	0
Prior	98	126
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	98	271
Real Estate Mortgage - Residential | Non-accrual loans
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	0	0
Year two	0	23
Year three	426	93
Year four	89	135
Year five	0	0
Prior	278	246
Revolving Loans Amortized Cost Basis	169	90
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	962	587
Real Estate Mortgage - Commercial
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	86,281	116,657
Year two	117,979	219,946
Year three	223,371	224,182
Year four	205,552	84,666
Year five	69,342	27,558
Prior	57,536	41,127
Revolving Loans Amortized Cost Basis	14,815	16,229
Revolving Loans Converted to Term Loans Amortized Cost Basis	718	659
Total	775,594	731,024
Current fiscal year, charge-offs	0	0
Fiscal year before current fiscal year, charge-offs	340	0
Two year before current fiscal year, charge-offs	0	0
Three year before current fiscal year, charge-offs	65	0
Four year before current fiscal year, charge-offs	0	0
Prior, charge-offs	32	32
Revolving loans, charge-offs	0	0
Revolving, converted to term loan, charge-offs	0	0
Total charge-offs	437	32	181
Real Estate Mortgage - Commercial | Pass
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	56,648	99,081
Year two	117,853	208,699
Year three	212,698	204,789
Year four	203,591	84,363
Year five	69,342	27,085
Prior	57,352	39,941
Revolving Loans Amortized Cost Basis	14,815	16,059
Revolving Loans Converted to Term Loans Amortized Cost Basis	137	659
Total	732,436	680,676
Real Estate Mortgage - Commercial | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	2,298	15,759
Year two	51	10,978
Year three	4,763	2,737
Year four	1,961	91
Year five	0	345
Prior	184	897
Revolving Loans Amortized Cost Basis	0	70
Revolving Loans Converted to Term Loans Amortized Cost Basis	581	0
Total	9,838	30,877
Real Estate Mortgage - Commercial | Special Mention
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	27,271
Year two	0
Year three	5,679
Year four	0
Year five	0
Prior	0
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	32,950
Real Estate Mortgage - Commercial | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	0	0
Year two	0	215
Year three	231	15,944
Year four	0	0
Year five	0	45
Prior	0	289
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	231	16,493
Real Estate Mortgage - Commercial | Non-accrual loans
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	64	1,817
Year two	75	54
Year three	0	712
Year four	0	212
Year five	0	83
Prior	0	0
Revolving Loans Amortized Cost Basis	0	100
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	139	2,978
Installment and other consumer
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	2,188	7,430
Year two	3,636	6,497
Year three	3,591	2,720
Year four	1,165	1,287
Year five	554	987
Prior	2,815	1,803
Revolving Loans Amortized Cost Basis	72	90
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	14,021	20,814
Current fiscal year, charge-offs	10	84
Fiscal year before current fiscal year, charge-offs	11	23
Two year before current fiscal year, charge-offs	9	7
Three year before current fiscal year, charge-offs	3	0
Four year before current fiscal year, charge-offs	1	0
Prior, charge-offs	230	232
Revolving loans, charge-offs	1	1
Revolving, converted to term loan, charge-offs	0	0
Total charge-offs	265	347	$ 321
Installment and other consumer | Pass
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	2,188	7,430
Year two	3,636	6,497
Year three	3,591	2,720
Year four	1,165	1,287
Year five	554	987
Prior	2,805	1,803
Revolving Loans Amortized Cost Basis	72	90
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	14,011	$ 20,814
Installment and other consumer | Non-accrual loans
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Year one	0
Year two	0
Year three	0
Year four	0
Year five	0
Prior	10
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	$ 10